Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Intangible Assets (Details) [Line Items]
Intangible asset, other information maturity date	The Company exclusively licensed two families of patents relating to hCDR1: One expires on September 22, 2022 and the other expires on January 14, 2024.
Intangible assets	$ 380	$ 380	$ 380	$ 380
Yeda [Member]
Intangible Assets (Details) [Line Items]
intangible assets remaining royalties liability	$ 127